Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SCM Trust
Entity Central Index Key	0000836267
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Shelton Emerging Markets Fund Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Shelton Emerging Markets Fund, Institutional Class
Trading Symbol	EMSQX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Institutional Class	$78	1.56%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
Net Assets	$ 26,886,484
Holdings Count | Holdings	62
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$26,886,484
Number of Holdings	62
Portfolio Turnover Rate	45%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.0%
Samsung Electronics Co Ltd	5.4%
Tencent Holdings Ltd	4.9%
Dr Reddy's Laboratories Ltd	4.4%
HDFC Bank Ltd	4.3%
ICICI Bank Ltd	4.0%
Wipro Ltd	3.7%
Korean Air Lines Co Ltd	2.7%
FirstRand Ltd	2.5%
Regional SAB de CV	2.3%

Shelton Emerging Markets Fund Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Shelton Emerging Markets Fund, Investor Class
Trading Symbol	EMSLX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Shelton Emerging Markets Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund, Investor Class	$90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
Net Assets	$ 26,886,484
Holdings Count | Holdings	62
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$26,886,484
Number of Holdings	62
Portfolio Turnover Rate	45%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.0%
Samsung Electronics Co Ltd	5.4%
Tencent Holdings Ltd	4.9%
Dr Reddy's Laboratories Ltd	4.4%
HDFC Bank Ltd	4.3%
ICICI Bank Ltd	4.0%
Wipro Ltd	3.7%
Korean Air Lines Co Ltd	2.7%
FirstRand Ltd	2.5%
Regional SAB de CV	2.3%

Shelton International Select Equity Fund Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Shelton International Select Equity Fund, Institutional Class
Trading Symbol	SISEX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Institutional Class	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 46,635,093
Holdings Count | Holdings	64
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$46,635,093
Number of Holdings	64
Portfolio Turnover Rate	30%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill	4.3%
Roche Holding AG	4.0%
Eni SpA	3.6%
Amundi SA	3.6%
George Weston Ltd	3.5%
BNP Paribas SA	3.2%
Amada Co Ltd	2.9%
Lifco AB	2.9%
Henkel AG & Co KGaA	2.7%
HDFC Bank Ltd	2.7%

Shelton International Select Equity Fund Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Shelton International Select Equity Fund, Investor Class
Trading Symbol	SISLX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Shelton International Select Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund, Investor Class	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 46,635,093
Holdings Count | Holdings	64
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$46,635,093
Number of Holdings	64
Portfolio Turnover Rate	30%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill	4.3%
Roche Holding AG	4.0%
Eni SpA	3.6%
Amundi SA	3.6%
George Weston Ltd	3.5%
BNP Paribas SA	3.2%
Amada Co Ltd	2.9%
Lifco AB	2.9%
Henkel AG & Co KGaA	2.7%
HDFC Bank Ltd	2.7%

Shelton Tactical Credit Fund Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Shelton Tactical Credit Fund, Investor Class
Trading Symbol	DEBTX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Investor Class	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 35,404,373
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$35,404,373
Number of Holdings	45
Portfolio Turnover Rate	61%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill	9.8%
Talos Production Inc	4.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.4%
Roche Holdings Inc	4.0%
Air Canada 2020-1 Class C Pass Through Trust	3.9%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.6%
Cinemark USA Inc	3.6%
Kraft Heinz Foods Co	3.5%

Shelton Tactical Credit Fund Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Shelton Tactical Credit Fund, Institutional Class
Trading Symbol	DEBIX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Shelton Tactical Credit Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at www.sheltoncap.com/literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltoncap.com/literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund, Institutional Class	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 35,404,373
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$35,404,373
Number of Holdings	45
Portfolio Turnover Rate	61%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill	9.8%
Talos Production Inc	4.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.4%
Roche Holdings Inc	4.0%
Air Canada 2020-1 Class C Pass Through Trust	3.9%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	3.6%
Cinemark USA Inc	3.6%
Kraft Heinz Foods Co	3.5%

ICON CONSUMER SELECT FUND (Institutional Class)
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Institutional Class Shares
Trading Symbol	ICFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Institutional Class	$ 65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 43,735,854
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$43,735,854
Number of Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
LPL Financial Holdings Inc	8.3%
Skechers USA Inc	7.5%
Marsh & McLennan Cos Inc	5.5%
Mastercard Inc	5.2%
Deckers Outdoor Corp	4.9%
Arch Capital Group Ltd	4.7%
Visa Inc	4.7%
Gentex Corp	4.5%
eBay Inc	4.4%
Assurant Inc	3.9%

ICON CONSUMER SELECT FUND (Investor Class)
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Investor Class Shares
Trading Symbol	ICFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Consumer Select Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund, Investor Class	$ 78	1.56%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
Net Assets	$ 43,735,854
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$43,735,854
Number of Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
LPL Financial Holdings Inc	8.3%
Skechers USA Inc	7.5%
Marsh & McLennan Cos Inc	5.5%
Mastercard Inc	5.2%
Deckers Outdoor Corp	4.9%
Arch Capital Group Ltd	4.7%
Visa Inc	4.7%
Gentex Corp	4.5%
eBay Inc	4.4%
Assurant Inc	3.9%

ICON EQUITY FUND (Institutional Class)
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	IOLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Institutional Class	$ 53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Net Assets	$ 48,723,245
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$48,723,245
Number of Holdings	28
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Mastercard Inc	7.6%
Alamo Group Inc	6.9%
Performance Food Group Co	5.4%
Chart Industries Inc	5.3%
Trinity Industries Inc	5.3%
Baker Hughes Co	5.3%
Armstrong World Industries Inc	5.0%
Extreme Networks Inc	3.9%
Global Payments Inc	3.7%

ICON EQUITY FUND (Investor Class)
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Investor Class Shares
Trading Symbol	ISTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund, Investor Class	$ 65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 48,723,245
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$48,723,245
Number of Holdings	28
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
LPL Financial Holdings Inc	8.0%
Mastercard Inc	7.6%
Alamo Group Inc	6.9%
Performance Food Group Co	5.4%
Chart Industries Inc	5.3%
Trinity Industries Inc	5.3%
Baker Hughes Co	5.3%
Armstrong World Industries Inc	5.0%
Extreme Networks Inc	3.9%
Global Payments Inc	3.7%

ICON EQUITY INCOME FUND (Institutional Class)
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Institutional Class Shares
Trading Symbol	IOEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Institutional Class	$ 53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Net Assets	$ 45,415,013
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$45,415,013
Number of Holdings	54
Portfolio Turnover Rate	25%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Vector Group Ltd	5.7%
Amgen Inc	5.5%
ING Groep NV	5.4%
Ingredion Inc	4.8%
DTE Energy Co	4.6%
Lockheed Martin Corp	4.5%
GSK PLC	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	3.4%
Evergy Inc	3.3%

ICON EQUITY INCOME FUND (Investor Class)
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	IEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Equity Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund, Investor Class	$ 65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 45,415,013
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$45,415,013
Number of Holdings	54
Portfolio Turnover Rate	25%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Vector Group Ltd	5.7%
Amgen Inc	5.5%
ING Groep NV	5.4%
Ingredion Inc	4.8%
DTE Energy Co	4.6%
Lockheed Martin Corp	4.5%
GSK PLC	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	3.4%
Evergy Inc	3.3%

ICON FLEXIBLE BOND FUND (Institutional Class)
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	IOBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Institutional Class	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 306,791,263
Holdings Count | Holdings	114
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$306,791,263
Number of Holdings	114
Portfolio Turnover Rate	98%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Argo Group US Inc	3.6%
American Airlines 2013-1 Class A Pass Through Trust	2.9%
Equity Commonwealth	2.9%
NGL Energy Partners LP	2.9%
American Airlines 2019-1 Class B Pass Through Trust	2.7%
Farm Credit Bank of Texas	2.4%
United Airlines 2016-1 Class A Pass Through Trust	2.4%
BlackRock ESG Capital Allocation Term Trust	2.3%
Fifth Third Bancorp	2.2%
JPMorgan Chase & Co	2.0%

ICON FLEXIBLE BOND FUND (Investor Class)
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Investor Class Shares
Trading Symbol	IOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Flexible Bond Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund, Investor Class	$ 50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 306,791,263
Holdings Count | Holdings	114
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$306,791,263
Number of Holdings	114
Portfolio Turnover Rate	98%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Argo Group US Inc	3.6%
American Airlines 2013-1 Class A Pass Through Trust	2.9%
Equity Commonwealth	2.9%
NGL Energy Partners LP	2.9%
American Airlines 2019-1 Class B Pass Through Trust	2.7%
Farm Credit Bank of Texas	2.4%
United Airlines 2016-1 Class A Pass Through Trust	2.4%
BlackRock ESG Capital Allocation Term Trust	2.3%
Fifth Third Bancorp	2.2%
JPMorgan Chase & Co	2.0%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Institutional Class)
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Institutional Class	$ 65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 87,707,368
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$87,707,368
Number of Holdings	27
Portfolio Turnover Rate	1%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Arista Networks Inc	7.0%
Taiwan Semiconductor Manufacturing Co Ltd	6.8%
TD SYNNEX Corp	6.2%
Elevance Health Inc	6.0%
UnitedHealth Group Inc	5.4%
Meta Platforms Inc	5.3%
Alphabet Inc	4.7%
Molina Healthcare Inc	4.5%
Autodesk Inc	4.1%
LiveRamp Holdings Inc	4.0%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND (Investor Class)
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Investor Class Shares
Trading Symbol	ICTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Health and Information Technology Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Investor Class	$ 77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Net Assets	$ 87,707,368
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$87,707,368
Number of Holdings	27
Portfolio Turnover Rate	1%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Arista Networks Inc	7.0%
Taiwan Semiconductor Manufacturing Co Ltd	6.8%
TD SYNNEX Corp	6.2%
Elevance Health Inc	6.0%
UnitedHealth Group Inc	5.4%
Meta Platforms Inc	5.3%
Alphabet Inc	4.7%
Molina Healthcare Inc	4.5%
Autodesk Inc	4.1%
LiveRamp Holdings Inc	4.0%

ICON Natural Resources and Infrastructure Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ICBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Institutional Class	$ 67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Net Assets	$ 121,852,189
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$121,852,189
Number of Holdings	43
Portfolio Turnover Rate	31%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Blue Bird Corp	5.3%
AAR Corp	4.8%
Golar LNG Ltd	4.0%
Enterprise Products Partners LP	4.0%
Equitrans Midstream Corp	3.7%
Patterson-UTI Energy Inc	3.4%
Granite Construction Inc	3.3%
Woodward Inc	3.3%
Carpenter Technology Corp	3.1%
ZTO Express Cayman Inc	2.9%

ICON Natural Resources and Infrastructure Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Investor Class Shares
Trading Symbol	ICBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Natural Resources and Infrastructure Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund, Investor Class	$ 79	1.58%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
Net Assets	$ 121,852,189
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$121,852,189
Number of Holdings	43
Portfolio Turnover Rate	31%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Blue Bird Corp	5.3%
AAR Corp	4.8%
Golar LNG Ltd	4.0%
Enterprise Products Partners LP	4.0%
Equitrans Midstream Corp	3.7%
Patterson-UTI Energy Inc	3.4%
Granite Construction Inc	3.3%
Woodward Inc	3.3%
Carpenter Technology Corp	3.1%
ZTO Express Cayman Inc	2.9%

ICON UTILITIES AND INCOME FUND (Institutional Class)
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Institutional Class	$ 79	1.58%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
Net Assets	$ 20,756,001
Holdings Count | Holdings	22
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$20,756,001
Number of Holdings	22
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Atmos Energy Corp	6.7%
National Fuel Gas Co	6.7%
NextEra Energy Inc	6.6%
NiSource Inc	6.5%
ALLETE Inc	6.2%
American Electric Power Co Inc	6.2%
Avangrid Inc	5.5%
Ameren Corp	5.2%
Eversource Energy	4.9%
Dominion Energy Inc	4.8%

ICON UTILITIES AND INCOME FUND (Investor Class)
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Investor Class Shares
Trading Symbol	ICTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the last six months December 31, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about ICON Utilities and Income Fund, for the last six months December 31, 2023 to June 30, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e-mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund, Investor Class	$ 90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
Net Assets	$ 20,756,001
Holdings Count | Holdings	22
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$20,756,001
Number of Holdings	22
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of June 30, 2024) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Atmos Energy Corp	6.7%
National Fuel Gas Co	6.7%
NextEra Energy Inc	6.6%
NiSource Inc	6.5%
ALLETE Inc	6.2%
American Electric Power Co Inc	6.2%
Avangrid Inc	5.5%
Ameren Corp	5.2%
Eversource Energy	4.9%
Dominion Energy Inc	4.8%